Railway concessions (Tables)	6 Months Ended
Jun. 30, 2026
Railway Concessions
Schedule of liabilities related to the concession grant

	Consolidated						Discount rate
	December 31, 2025	Changes in estimates	Monetary and present value adjustments	Disbursements	Translation adjustment	June 30, 2026	June 30, 2026	December 31, 2025	Remaining term of obligations
Payment obligation	1,341	(24)	61	(32)	84	1,430	8.12% - 11.04%	7.49% - 11.04%	31 years
Infrastructure investment	1,053	8	40	(180)	68	989	7.60% - 9,22%	7.15% - 9.10%	7 years
	2,394	(16)	101	(212)	152	2,419
Current liabilities	570					629
Non-current liabilities	1,824					1,790
Liabilities	2,394					2,419